Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

The following presents condensed parent company only financial information of Samfine Creation Holdings Group Limited.

	As at December 31,
	2023	2024	2024
	HK$	HK$	US$

Current Assets
Cash and cash equivalents	—	18,940,834	2,438,410
Prepayments	—	28,391,667	3,655,093
Amount due from shareholder	8,775	8,775	1,129
Amount due from a subsidiary	—	811,032	104,411
	8,775	48,152,308	6,199,043
Non-Current Assets
Interests in a subsidiary	8	8	1
Total Assets	8,783	48,152,316	6,199,044

Liabilities and Shareholders’ (Deficit) Equity
Current Liabilities
Accruals	—	155,240	19,985
Amount due to a subsidiary	8	8	1
Amount due to a director	72,102	79,834	10,278
Total Liabilities	72,110	235,082	30,264

COMMITMENTS AND CONTINGENCIES (Note 22)

Shareholders’ (Deficit) Equity
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2023 and 2024, 18,000,000 and 20,300,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	8,775	9,889	1,273
Additional paid-in capital	—	53,156,555	6,843,281
Accumulated losses	(72,102)	(5,249,210)	(675,774)
Total Shareholders’ (Deficit) Equity	(63,327)	47,917,234	6,168,780
Total Liabilities and Shareholders’ (Deficit) Equity	8,783	48,152,316	6,199,044

Schedule of Condensed Statements of Loss

Condensed Statements of Loss

	Years Ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$

REVENUE	—	—	—	—
OPERATING EXPENSES
Selling and marketing		—	(3,651,333)	(470,066)
General and administrative	(29,997)	(42,105)	(1,212,760)	(156,129)

LOSS FROM OPERATION	(29,997)	(42,105)	(4,864,093)	(626,195)
Equity in net income of a subsidiary		—	—	—

OTHER EXPENSES, NET
Interest income	—	—	22,990	2,960
Other losses, net	—	—	(336,005)	(43,257)
Total other expenses, net	—	—	(313,015)	(40,297)
LOSS BEFORE INCOME TAX	(29,997)	(42,105)	(5,177,108)	(666,492)
INCOME TAX EXPENSE	—	—	—	—
NET LOSS	(29,997)	(42,105)	(5,177,108)	(666,492)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net Loss	(29,997)	(42,105)	(5,177,108)	(666,492)
Changes in operating assets and liabilities
Prepayments		—	(28,391,667)	(3,655,093)
Accruals		—	155,240	19,985
Net cash used in operating activities	(29,997)	(42,105)	(33,413,535)	(4,301,600)
Cash flows from investing activities
Advance to a subsidiary	—	—	(811,032)	(104,411)
Net cash generated from investing activities			(811,032)	(104,411)
Cash flows from financing activities
Net proceeds from issue of ordinary shares	—	—	53,157,669	6,843,425
Advances from a director	29,997	42,105	7,732	996
Net cash generated from financing activities	29,997	42,105	53,165,401	6,844,421
Net increase in cash and cash equivalents	—	—	18,940,834	2,438,410
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	18,940,834	2,438,410

Supplementary cash flow information
Interest received	—	—	22,990	2,960